Derivatives and Hedging Activities (Tables)	12 Months Ended
Dec. 31, 2011
Derivatives and Hedging Activities (Tables) [Abstract]
Schedule of derivative instruments in statement of financial position, fair value

The following table summarizes the total fair value, excluding interest accruals, of derivative assets and liabilities as of December 31:

	Other Assets		Other Liabilities
	Fair Value		Fair Value
(Millions)	2011	2010	2011		2010
Derivatives designated as hedging instruments:
Interest rate contracts
Fair value hedges	$999	$909	$	―	$38
Cash flow hedges	―	2		1	13
Total return contract
Fair value hedge	13	―		―	―
Foreign exchange contracts
Net investment hedges	344	66		44	272
Total derivatives designated as hedging instruments	$1,356	$977		$45	$323
Derivatives not designated as hedging instruments:
Interest rate contracts	$1	$3	$	―	$3
Foreign exchange contracts, including certain embedded derivatives(a)	159	109		60	91
Equity-linked embedded derivative(b)	―	―		3	2
Total derivatives not designated as hedging instruments	160	112		63	96
Total derivatives, gross	$1,516	$1,089		$108	$419
Cash collateral netting(c)	(587)	―		―	―
Derivative asset and derivative liability netting(c)	(14)	(18)		(14)	(18)
Total derivatives, net	$915	$1,071		$94	$401

  Includes foreign currency derivatives embedded in certain operating agreements.
  Represents an equity-linked derivative embedded in one of the Company's investment securities.
  As permitted under GAAP, balances represent the netting of cash collateral received and posted under credit support agreements, and the netting of derivative assets and derivative liabilities under master netting agreements.

Effect of fair value hedges on results of operations

The following table summarizes the impact on the Consolidated Statements of Income associated with the Company's hedges of fixed-rate long-term debt and its investment in ICBC for the years ended December 31:

	Gains (losses) recognized in income
(Millions)	Derivative contract						Hedged item						Net hedge
		Amount						Amount					ineffectiveness (a)
Derivative relationship	Location	2011	2010		2009		Location	2011	2010			2009	2011	2010		2009
Interest rate contracts	Other, net expenses	$128		$246		$(446)	Other, net expenses	$(102)		$(233)		$437	$26		$13		$(9)
Total return contract	Other non-interest revenues	$100	$	―	$	―	Other non-interest revenues	$(112)	$	―	$	―	$(12)	$	―	$	―

(a) Net hedge ineffectiveness on the TRC is reclassified from other non-interest revenues to other, net expenses.

Impact of cash flow hedges and investment hedges on results of operations

The following table summarizes the impact of cash flow hedges and net investment hedges on the Consolidated Statements of Income for the years ended December 31:

??	Gains (losses) recognized in income
??		Amount reclassified
		from AOCI into						Net hedge
		income						ineffectiveness
(Millions)??	Location	2011		2010	2009		Location	2011		2010		2009
Cash flow hedges:(a)
Interest rate contracts??	Interest expense		$(13)	$(36)		$(115)	Other, net expenses	$	―	$	―	$	―
Net investment hedges:
Foreign exchange
contracts??	Other, net expenses	$	―	$2	$	―	Other, net expenses		$(3)		$(3)		$(1)

(a) During the years ended December 31, 2011, 2010 and 2009, there were no forecasted transactions that were considered no longer probable to occur.

Derivative instruments gain loss recognized in income

The following table summarizes the impact of derivatives not designated as hedges on the Consolidated Statements of Income for the years ended December 31:

??	Gains (losses) recognized in income
??		Amount
(Millions)??	Location	2011	2010	2009
Interest rate contracts??	Other, net expenses	$3	$(8)	$17
Foreign exchange contracts(a)	Other non-interest revenues	―	―	(1)
	Interest and dividends on investment securities	9	4	4
??	Interest expense on short-term borrowings	3	7	5
??	Interest expense on long-term debt and other	130	93	35
??	Other, net expenses	51	(3)	(8)
Equity-linked contract	Other non-interest revenues	―	(6)	1
Total??		$196	$87	$53

  For the years ended December 31, 2011, 2010 and 2009, foreign exchange contracts include embedded foreign currency derivatives. Gains (losses) on these embedded derivatives are included in other, net expenses.